Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Reimbursement payables	¥ 1,848	$ 264	¥ 1,240
Deferred income	75	11	200
Social welfare payables	374	53	346
Deposit	497	71	99
Maintenance fee payables	272	39	455
Deferred IPO expenses			2,721
Others	397	57	556
Accrued expenses and other liabilities	¥ 3,463	$ 495	¥ 5,617